Supplementary Information - Condensed Consolidating Financial Information - Additional Information (Detail) (Parent Guarantor [Member])	12 Months Ended
Dec. 31, 2013
Parent Guarantor [Member]
Parent Company Only Financial Information [Line Items]
Ownership percentage	100.00%